Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Summary of Reserved Shares of Common Stock for Issuance
As of December 31, 2023,
no
dividends on common stock had been declared by the Company. At December 31, 2023 and 2022, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2023	December 31, 2022
Warrants to purchase common stock	59,497	2,727
Options issued and outstanding	14,661	12,698
Shares available for future stock option grants	7,190	4,564

Total	81,348	19,989